Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 30,889	¥ 29,367	¥ 30,009
Interest cost	5,689	8,238	8,008
Expected return on plan assets	(20,493)	(19,443)	(19,579)
Amortization of prior service credit	(12,860)	(13,230)	(12,592)
Amortization of actuarial loss	14,220	10,944	10,402
(Gain) loss on curtailments and settlements	(63)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	17,382	15,876	16,248
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,962	6,816	7,760
Interest cost	8,691	8,792	10,572
Expected return on plan assets	(10,722)	(10,012)	(11,857)
Amortization of prior service credit	(83)	85	(145)
Amortization of actuarial loss	5,747	2,185	3,839
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 10,595	¥ 7,866	¥ 10,169